1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.0%
Beverages  — 2.3%
60,000 China Mengniu Dairy Co. Ltd. ......... $ 246,118
23,000 Danone SA ...................... 1,429,512
40,000 ITO EN Ltd. ..................... 1,302,956
7,000 Morinaga Milk Industry Co. Ltd. ....... 251,478
5,000 PepsiCo Inc. ..................... 911,500
30,000 Suntory Beverage & Food Ltd. ........ 1,115,044
424,000 Vitasoy International Holdings Ltd. ..... 821,004
6,077,612
Biotechnology  — 4.8%
1,000 10X Genomics Inc., Cl. A† ........... 55,790
833 2seventy bio Inc.† ................. 8,497
7,500 Bio-Rad Laboratories Inc., Cl. A† ...... 3,592,650
55,000 Catalent Inc.† .................... 3,614,050
8,300 Charles River Laboratories International
Inc.† ........................ 1,675,106
500 Galapagos NV, ADR† ............... 19,320
957 Guardant Health Inc.† .............. 22,432
3,000 Idorsia Ltd.† ..................... 32,854
3,600 Illumina Inc.† .................... 837,180
700 Incyte Corp.† .................... 50,589
1,000 Intellia Therapeutics Inc.† ........... 37,270
8,600 Invitae Corp.† .................... 11,610
300 Natera Inc.† ..................... 16,656
300 PhenomeX Inc.† .................. 348
58,326 Provention Bio Inc.† ............... 1,405,656
1,200 Regeneron Pharmaceuticals Inc.† ...... 986,004
3,037 Vericel Corp.† .................... 89,045
1,400 Waters Corp.† ................... 433,482
12,888,539
Electronics  — 2.2%
10,150 Thermo Fisher Scientific Inc. ......... 5,850,156
Financial Services  — 0.2%
50,000 Post Holdings Partnering Corp.† ....... 510,500
Food  — 18.8%
10,000 Calavo Growers Inc. ............... 287,700
1,500 Chr. Hansen Holding A/S ............ 113,766
40,000 Conagra Brands Inc. ............... 1,502,400
52,500 Flowers Foods Inc. ................ 1,439,025
25,000 General Mills Inc. ................. 2,136,500
27,200 Kellogg Co. ..................... 1,821,312
35,000 Kerry Group plc, Cl. A .............. 3,492,090
83,500 Kikkoman Corp. .................. 4,238,674
15,000 Lamb Weston Holdings Inc. .......... 1,567,800
10,000 Maple Leaf Foods Inc. .............. 193,489
30,000 MEIJI Holdings Co. Ltd. ............. 712,860
60,000 Mondelēz International Inc., Cl. A ...... 4,183,200
66,000 Nestlé SA ....................... 8,040,177
Shares
Market
Value
45,000 Nomad Foods Ltd.† ................ $ 843,300
45,000 Post Holdings Inc.† ................ 4,044,150
10,000 Sovos Brands Inc.† ................ 166,800
49,500 The Hain Celestial Group Inc.† ........ 848,925
18,000 The J.M. Smucker Co. .............. 2,832,660
80,000 The Kraft Heinz Co. ................ 3,093,600
120,000 Tingyi (Cayman Islands) Holding Corp. .. 199,952
10,000 TreeHouse Foods Inc.† ............. 504,300
60,000 Unilever plc, ADR ................. 3,115,800
63,200 Yakult Honsha Co. Ltd. ............. 4,583,815
49,962,295
Food and Staples Retailing  — 7.0%
4,000 BARK Inc.† ..................... 5,800
130,000 BellRing Brands Inc.† .............. 4,420,000
99,400 CVS Health Corp. ................. 7,386,414
30,000 Ingles Markets Inc., Cl. A ............ 2,661,000
1,500 Petco Health & Wellness Co. Inc.† ..... 13,500
13,000 Pets at Home Group plc ............. 59,176
20,000 Sprouts Farmers Market Inc.† ........ 700,600
60,000 The Kroger Co. ................... 2,962,200
6,000 United Natural Foods Inc.† ........... 158,100
6,500 Walgreens Boots Alliance Inc. ........ 224,770
18,591,560
Health Care Equipment and Supplies  — 19.7%
500 Agilent Technologies Inc. ............ 69,170
21,661 Axogen Inc.† .................... 204,696
120,000 Bausch + Lomb Corp.† ............. 2,089,200
55,000 Baxter International Inc. ............. 2,230,800
2,200 Becton Dickinson & Co. ............. 544,588
19,600 Boston Scientific Corp.† ............ 980,588
12,000 Cardiovascular Systems Inc.† ........ 238,320
22,000 Cutera Inc.† ..................... 519,640
75,000 DENTSPLY SIRONA Inc. ............ 2,946,000
19,325 Electromed Inc.† .................. 200,980
40 Embecta Corp. ................... 1,125
800 Exact Sciences Corp.† .............. 54,248
10,000 Gerresheimer AG ................. 988,522
14,800 Globus Medical Inc., Cl. A† .......... 838,272
51,919 Halozyme Therapeutics Inc.† ......... 1,982,786
45,000 Henry Schein Inc.† ................ 3,669,300
800 Hologic Inc.† .................... 64,560
8,500 ICU Medical Inc.† ................. 1,402,160
182,000 InfuSystem Holdings Inc.† ........... 1,410,500
45,000 Integer Holdings Corp.† ............. 3,487,500
200 Intuitive Surgical Inc.† .............. 51,094
35,000 Lantheus Holdings Inc.† ............ 2,889,600
25,000 Medtronic plc .................... 2,015,500
15,000 Merit Medical Systems Inc.† ......... 1,109,250
1,400 Neogen Corp.† ................... 25,928
47,774 Neuronetics Inc.† ................. 139,022
1,000 Nevro Corp.† .................... 36,150

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Equipment and Supplies (Continued)
13,751 NuVasive Inc.† ................... $ 568,054
16,000 Patterson Cos. Inc. ................ 428,320
500 PerkinElmer Inc. .................. 66,630
24,100 QuidelOrtho Corp.† ................ 2,147,069
35,000 Semler Scientific Inc.† .............. 938,000
35,000 Silk Road Medical Inc.† ............. 1,369,550
10,000 SmileDirectClub Inc.† .............. 4,300
3,000 Smith & Nephew plc, ADR ........... 83,730
25,000 Stericycle Inc.† ................... 1,090,250
15,000 Stryker Corp. .................... 4,282,050
17,000 SurModics Inc.† .................. 387,260
2,000 Tactile Systems Technology Inc.† ...... 32,840
12,000 The Cooper Companies Inc. .......... 4,480,320
76,293 Treace Medical Concepts Inc.† ........ 1,921,821
34,400 Zimmer Biomet Holdings Inc. ......... 4,444,480
52,434,173
Health Care Providers and Services  — 20.2%
30,000 AmerisourceBergen Corp. ........... 4,803,300
160,000 Avantor Inc.† .................... 3,382,400
141,450 CareCloud Inc.† .................. 473,858
8,000 Chemed Corp. ................... 4,302,000
40,000 DaVita Inc.† ..................... 3,244,400
19,084 DLH Holdings Corp.† .............. 218,893
9,200 Elevance Health Inc. ............... 4,230,252
187,500 Evolent Health Inc., Cl. A† ........... 6,084,375
4,000 Glaukos Corp.† ................... 200,400
8,000 GoodRx Holdings Inc., Cl. A† ......... 50,000
24,900 HCA Healthcare Inc. ............... 6,565,632
500 IQVIA Holdings Inc.† ............... 99,445
16,385 Laboratory Corp. of America Holdings ... 3,759,047
8,000 McKesson Corp. .................. 2,848,400
600 Medpace Holdings Inc.† ............ 112,830
173,400 Option Care Health Inc.† ............ 5,508,918
10,000 Orthofix Medical Inc.† .............. 167,500
55,053 PetIQ Inc.† ...................... 629,806
500 Quest Diagnostics Inc. .............. 70,740
1,000 Teladoc Health Inc.† ............... 25,900
106,000 Tenet Healthcare Corp.† ............. 6,298,520
1,050 UnitedHealth Group Inc. ............ 496,220
53,572,836
Healthcare Equipment and Supplies  — 0.0%
1,000 Tandem Diabetes Care Inc.† .......... 40,610
Household and Personal Products  — 2.4%
12,000 Church & Dwight Co. Inc. ........... 1,060,920
15,000 Colgate-Palmolive Co. .............. 1,127,250
55,000 Edgewell Personal Care Co. .......... 2,333,100
Shares
Market
Value
12,000 The Procter & Gamble Co. ........... $ 1,784,280
6,305,550
Pharmaceuticals  — 17.0%
21,900 Abbott Laboratories ............... 2,217,594
47,400 AbbVie Inc. ..................... 7,554,138
4,000 ACADIA Pharmaceuticals Inc.† ........ 75,280
25,000 Achaogen Inc.†(a) ................. 0
36,111 AstraZeneca plc, ADR .............. 2,506,465
24,000 Bausch Health Cos. Inc.† ............ 194,400
67,800 Bristol-Myers Squibb Co. ............ 4,699,218
75,000 Elanco Animal Health Inc.† ........... 705,000
38,900 Johnson & Johnson ............... 6,029,500
22,000 Merck & Co. Inc. .................. 2,340,580
12,500 Paratek Pharmaceuticals Inc.† ........ 31,750
106,000 Perrigo Co. plc ................... 3,802,220
93,425 Pfizer Inc. ...................... 3,811,740
12,000 Roche Holding AG, ADR ............ 430,320
34,200 Teva Pharmaceutical Industries Ltd., ADR† 302,670
20,400 The Cigna Group .................. 5,212,812
8,200 Vertex Pharmaceuticals Inc.† ......... 2,583,574
26,200 Viatris Inc. ...................... 252,044
4,040 Zimvie Inc.† ..................... 29,209
15,200 Zoetis Inc. ...................... 2,529,888
45,308,402
Specialty Chemicals  — 0.4%
11,400 International Flavors & Fragrances Inc. .. 1,048,344
TOTAL COMMON STOCKS ......... 252,590,577
PREFERRED STOCKS  — 0.0%
Biotechnology  — 0.0%
5,600 XOMA Corp., Ser. A, 8.625% ......... 139,720
RIGHTS  — 0.0%
Biotechnology  — 0.0%
6,907 Tobira Therapeutics Inc., CVR†(a) ...... 0
Pharmaceuticals  — 0.0%
3,500 Ipsen SA/Clementia, CVR†(a) ......... 0
TOTAL RIGHTS ................ 0
WARRANTS  — 0.0%
Health Care Providers and Services  — 0.0%
420 Option Care Health Inc., Cl. A, expire
07/27/25† ..................... 1,581
420 Option Care Health Inc., Cl. B, expire
12/31/25† ..................... 1,279
2,860

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 5.0%
$ 13,197,000 U.S. Treasury Bills,
4.541% to 4.567%††, 04/13/23 to
05/04/23 ...................... $ 13,172,472
TOTAL INVESTMENTS — 100.0% ....
(Cost $183,402,831) ............. $ 265,905,629
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 84.7% $ 225,158,306
Europe .............................. 10.2 27,275,422
Japan ............................... 4.6 12,204,828
Asia/Pacific ......................... 0.5 1,267,073
Total Investments ................... 100.0% $ 265,905,629